Document and Entity Information	Jan. 14, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000049938
Document Type	8-K
Document Period End Date	Jan. 14, 2022
Entity Registrant Name	IMPERIAL OIL LIMITED
Entity Incorporation State Country Code	Z4
Entity Address, Country	CA
Entity File Number	0-12014
Entity Tax Identification Number	98-0017682
Entity Address, Address Line One	505 Quarry Park Boulevard S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2C 5N1
City Area Code	800
Local Phone Number	567-3776
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false